Stock Based Compensation Plans: (Details 2)	6 Months Ended
Jun. 30, 2016 USD ($) $ / shares shares
Stock Based Compensation Plans: [Abstract]
Outstanding Options Number: $1.92 | shares	875,000
Outstanding Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Outstanding Options Aggregate Intrinsic Value: $1.92 | $	$ 2,301,250
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92	4 years 343 days
Exercisable Options Number: $1.92 | shares	875,000
Exercisable Options Weighted Average Exercise Price: $1.92 | $ / shares	$ 1.92
Exercisable Options Aggregate Intrinsic Value: $1.92 | $	$ 2,301,250
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92	4 years 343 days
Outstanding Options Number: $2.89 | shares	1,620,500
Outstanding Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Outstanding Options Aggregate Intrinsic Value: $2.89 | $	$ 2,690,030
Outstanding Options Weighted Average Remaining Contractual Term (Years): $2.89	215 days
Exercisable Options Number: $2.89 | shares	1,620,500
Exercisable Options Weighted Average Exercise Price: $2.89 | $ / shares	$ 2.89
Exercisable Options Aggregate Intrinsic Value: $2.89 | $	$ 2,690,030
Exercisable Options Weighted Average Remaining Contractual Term (Years): $2.89	215 days
Outstanding Options Number: $3.00 | shares	250,000
Outstanding Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Outstanding Options Aggregate Intrinsic Value: $3.00 | $	$ 387,500
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.00	1 year 347 days
Exercisable Options Number: $3.00 | shares	250,000
Exercisable Options Weighted Average Exercise Price: $3.00 | $ / shares	$ 3.00
Exercisable Options Aggregate Intrinsic Value: $3.00 | $	$ 387,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.00	1 year 347 days
Outstanding Options Number: $3.89 | shares	100,000
Outstanding Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Outstanding Options Aggregate Intrinsic Value: $3.89 | $	$ 66,000
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.89	3 years 259 days
Exercisable Options Number: $3.89 | shares	75,000
Exercisable Options Weighted Average Exercise Price: $3.89 | $ / shares	$ 3.89
Exercisable Options Aggregate Intrinsic Value: $3.89 | $	$ 49,500
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.89	3 years 259 days
Outstanding Options Number: $3.91 | shares	215,000
Outstanding Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Outstanding Options Aggregate Intrinsic Value: $3.91 | $	$ 137,600
Outstanding Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years
Exercisable Options Number: $3.91 | shares	215,000
Exercisable Options Weighted Average Exercise Price: $3.91 | $ / shares	$ 3.91
Exercisable Options Aggregate Intrinsic Value: $3.91 | $	$ 137,600
Exercisable Options Weighted Average Remaining Contractual Term (Years): $3.91	9 years
Outstanding Options Number: $4.02 | shares	310,000
Outstanding Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Outstanding Options Aggregate Intrinsic Value: $4.02 | $	$ 164,300
Outstanding Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 26 days
Exercisable Options Number: $4.02 | shares	310,000
Exercisable Options Weighted Average Exercise Price: $4.02 | $ / shares	$ 4.02
Exercisable Options Aggregate Intrinsic Value: $4.02 | $	$ 164,300
Exercisable Options Weighted Average Remaining Contractual Term (Years): $4.02	8 years 26 days
Outstanding Options Number: $1.92 - $4.02 | shares	3,370,500
Outstanding Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 2.85
Outstanding Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 5,746,680
Outstanding Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	3 years 51 days
Exercisable Options Number: $1.92 - $4.02 | shares	3,345,500
Exercisable Options Weighted Average Exercise Price: $1.92 - $4.02 | $ / shares	$ 2.84
Exercisable Options Aggregate Intrinsic Value: $1.92 - $4.02 | $	$ 5,730,180
Exercisable Options Weighted Average Remaining Contractual Term (Years): $1.92 - $4.02	3 years 47 days